Investment Strategy - EIP Growth and Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund pursues its objectives by investing primarily in a diversified portfolio of equity securities of issuers in the Energy Industry (“Energy Companies”) that seek to pay out as dividends or distributions a portion of income or distributable cash flow in excess of the average for listed equities as a whole , including: (1) U.S. and Canadian natural gas and electric and other utilities, (2) corporations operating energy infrastructure assets such as pipelines or renewable energy production, (3) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (4) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates, and (5) other energy-related corporations (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations). The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources, including renewable energy, nuclear, and other enterprises that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. The Fund concentrates its investments in the Energy Industry and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries.
In managing the Fund’s portfolio, the Fund’s manager, Energy Income Partners, LLC (the “Manager”), seeks to identify Energy Companies in non-cyclical segments of the Energy Industry that offer the potential for an attractive balance of income and growth. The Manager focuses on steady fee-for-service businesses, such as pipelines, storage facilities and terminals as well as other segments where long-term contracts provide a similar level of earnings stability. These businesses receive fees and tariffs, which are generally not directly related to commodity prices and therefore tend to be less cyclical. The Manager may from time to time increase the Fund’s exposure to Energy Companies that derive a significant portion of their revenues from more cyclical businesses, such as energy exploration, development and production, where revenues tend to be driven by commodity prices.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments in the Energy Industry and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries.